Parent Company Only Condensed Financial Information (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Interest-earning time deposits in other financial institutions	$ 13,599	$ 6,615
Securities available-for-sale	122,243	155,223
Accrued interest receivable and other assets	4,968	4,000
Total assets	543,191	518,616
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	5,155	5,155
Accrued interest payable and other liabilities	6,529	5,386
Shareholders' equity	85,548	82,388	$ 80,249
Total liabilities and shareholders’ equity	543,191	518,616
Parent Company [Member]
ASSETS
Cash and cash equivalents	3,213	4,954	$ 2,656
Interest-earning time deposits in other financial institutions	1,729	0
Securities available-for-sale	3,493	4,342
ESOP loan receivable	2,992	3,133
Investment in banking subsidiary	76,444	73,376
Investment in captive subsidiary	2,256	1,177
Investment in statutory trust	155	155
Accrued interest receivable and other assets	439	411
Total assets	90,721	87,548
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	5,155	5,155
Accrued interest payable and other liabilities	18	5
Shareholders' equity	85,548	82,388
Total liabilities and shareholders’ equity	$ 90,721	$ 87,548